Borrowings and debt - Schedule of Reconciliation of Movements of Borrowings and Debt Arising Financing Activities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Movements Of Borrowings And Debt [Roll Forward]
Balance as of January 1	$ 4,416,511	$ 3,304,178	$ 1,966,271
Net (decrease) increase in short-term borrowings and debt	(500,650)	579,065	1,196,710
Proceeds from long-term borrowings and debt	496,342	1,038,110	266,640
Payments of long-term borrowings and debt	(221,306)	(536,792)	(97,520)
Change in foreign currency rates	157,440	45,460	(27,528)
Fair value adjustment due to hedge accounting relationship	2,126	(9,334)	(2,034)
Other adjustments	1,525	(4,176)	1,639
Balance as of December 31	$ 4,351,988	$ 4,416,511	$ 3,304,178